Disclosure of detailed information about effective income tax expense recovery (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Loss before income taxes	$ (337,769)	$ (135,432)	$ 18,734
Canadian federal and provincial income tax rate	26.50%	26.50%	26.50%
Expected income tax recovery	$ (89,509)	$ (35,889)	$ 4,965
Effect of different foreign statutory rates on earnings of subsidiaries	(11,416)	(2,930)	998
Share-based payments	1,148	1,986	1,882
Amounts allowable for tax purposes	(6,290)	(9,592)	(10,357)
Impact of foreign exchange and inflation	(7,709)	27,180	24,595
Withholding taxes on intercompany interest	3,800	3,308	2,614
Royalty taxes in Mexico	(149)	115	769
Impairment of mining interest	79,069	(5,827)	0
Benefit of tax losses and temporary differences not recognized	26,663	1,711	2,525
Income tax(recovery)	$ (4,393)	$ (19,938)	$ 27,991